General	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	P.V. Nano Cell Ltd. (the “Company”) was incorporated in June 2009 under the laws of Israel. The Company along with its three fully owned Israeli subsidiaries: Nano Size Ltd. (“Nano Size”), Digiflex Ltd. (“Digiflex”) and JETCU PCB Ltd (“Jet CU) and Digiflex fully owned US subsidiary Digiflex Inc (“Inc”) are mainly engaged in developing, manufacturing, marketing and commercializing conductive inks for digital inkjet conductive printing applications and manufacturing printing machines, which offer solutions for inkjet print-quality technologies. Refer to Note 3 for additional information regarding the acquisition of Jet CU on July 26, 2020. The Company, Nano Size, Digiflex, Inc and Jet CU are jointly defined as the “Group”.

b.	Since its inception, the Group has incurred operating losses and has used cash in its operations. During the year ended December 31, 2021, the Group used cash in operating activities of approximately $0.9 million, incurred a net loss of approximately $2.5 million and had a total accumulated deficit of approximately $36.1 million as of December 31, 2021. The Group requires additional financing in order to continue to fund its current operations and to pay existing and future liabilities.

The Group intends to finance operating costs over the next twelve (12) months through issuance of equity securities or debts and by increasing its inflow from revenue. The Group is currently negotiating with third parties in an attempt to obtain additional sources of funds, which in management’s opinion, would provide adequate cash flows to finance the Group’s operations. The satisfactory completion of these negotiations is essential to provide sufficient cash flow to meet current operating requirements. However, the Group cannot give any assurance that it will be able to achieve a level of profitability from the sale of its products to sustain its operations in the future. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on recoverability and reclassification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

c.	During 2020, due to the Coronavirus pandemic (“COVID-19”) constraints, the Company has had to adjust its working mode (mainly changing working hours and make sure the Company complies with the government guidelines which have included full and partial lockdowns). While the Company business grew in the recent years, the growth has been limited (sales grew less than expected) due to slow down of the customers and partners, and also due to traveling constrains imposed by governments due to COVID-19. Two of the Company’s main customers have purchased inks and services much less than forecasted and expected. the Company’s plans to upgrade its DemonJet printers, develop the inks and technologies to print passive components have been slowed down due to the reduction of activities of the Company’s partners in Europe and reduced available resources. The Company has placed one of its employees on an unpaid leave and reduced the team by two team members. Furthermore, due to the influence of COVID-19 on the world economy, the price of silvers (the Company’s main raw material) fluctuated significantly in the last few years. Other raw materials prices have also increased. Given the continued uncertainty around the extent and timing of the future spread or mitigation of the Coronavirus outbreak and around the imposition or relaxation of protective measures, the Company cannot reasonably estimate the impact to its future results of operations, cash flows or financial condition. The extent of the impact of COVID-19 on the Company operational and financial performance, including its ability to execute its business strategies and initiatives in the expected time frame, will depend on future developments, including, but not limited to, the duration and continued spread of the pandemic, its severity, the actions to contain the disease or treat its impact, further related restrictions on travel, and the duration, timing and severity of the impact on customer spending, including any recession resulting from the pandemic, all of which are uncertain and cannot be predicted. An extended period of global supply chain and economic disruption as a result of COVID-19 could have a material adverse effect on the Company business, results of operations, access to sources of liquidity and financial condition, though the full extent and duration is uncertain; infections may become more widespread and the limitation on the Company’s ability to work, travel and timely sell and distribute its products, as well as any closures or supply disruptions, may be extended for longer periods of time and to other locations, all of which would have a negative impact on its business, financial condition and operating results. In addition, as the scale and duration of these developments remain uncertain, they may have, or continue to have, macro and micro negative effects on the financial markets and global economy, which could result in an economic downturn that could affect demand for our products and have a material adverse effect on our operations and financial results, earnings, cash flow, financial condition and share price. These effects could be material and long-term in duration.